PATENTS (Details Narrative)	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Increase in currency conversion					$ 265,102	$ 265,102
Amortization	$ 4,110	$ 4,110	$ 16,438	$ 16,438
CAD [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Increase in currency conversion						$ 265,102	$ 265,102